Impairment reviews - Summary of Key Assumptions used in the Estimation of the Recoverable Amount (Details)	Dec. 31, 2024	Dec. 31, 2023
Betway
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Pre-tax discount rate	26.90%	26.70%
Long-term growth rate	2.00%	2.00%
Jumpman
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Pre-tax discount rate	18.60%	16.60%
Long-term growth rate	2.00%	2.00%
DGC
Disclosure Of Key Assumptions Used In The Estimation Of The Recoverable Amount [Line Items]
Pre-tax discount rate	26.90%	20.20%
Long-term growth rate	2.00%	2.00%